Other current tax receivables	12 Months Ended
Dec. 31, 2017
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Other current tax receivables

9    Other current tax receivables

	December 31, 2017	December 31, 2016
ICMS—State VAT	477,160	422,627
ICMS CIAP—State VAT (i)	214,745	185,707
Credit installment	38,926	36,708
PIS—Revenue tax	73,214	48,220
COFINS—Revenue tax	278,512	209,700
Other	23,673	15,743

	1,106,230	918,705
Current	327,410	178,856

Non-Current	778,820	739,849

(i)	ICMS – Tax credit arising from acquisition of fixed assets.